Offerings - Offering: 1	Jul. 31, 2025 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 16,978,953.47
Amount of Registration Fee	$ 2,599.48
Offering Note
(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $2,599.48 was paid in connection with the filing of the Schedule TO-I by Vista Credit Strategic Lending Corp. (File No. 005-94179) on June 24, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.
(b)
Calculated at $153.10 per $1,000,000 of the transaction value.